UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-01807

 Value Line Larger Companies Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
 (Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/12 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I – A N N U A L R E P O R T
J u n e 3 0 , 2 0 1 2

DISTRIBUTOR	EULAV Securities LLC	Value Line Larger Companies Fund, Inc.
7 Times Square 21st Floor
New York, NY 10036-6524
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00086631

Value Line Larger Companies Fund, Inc.

To Our Value Line Larger

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six month period ending June 30, 2012. We encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Larger Companies Fund, Inc. (the “Fund”) had a total return of 7.96% for the first six months of 2012 which compares to a total return of 9.49% for the Standard & Poor’s 500 stock Index(1).

Prospects of a slow yet continuing economic recovery coupled with better than expected corporate profit reports boosted stock prices for the first six months of the year. Many companies reported record profits and cash flows that were better than a cautious market predicted. While global macro-economic events caused periods of volatility and uncertainty, stocks ended the period with solid gains regardless. Results in the Fund for the first six months of the year benefitted from good stock selection in the healthcare and consumer staples sectors. An underweighted position in the energy sector and an over weighted position in consumer discretionary sector also benefitted the Fund. However, an underweighted position in the financial services sector detracted from the Fund’s performance for the period. Stock selection in the technology, materials, and telecommunication sectors also detracted from the Fund’s results as those stocks, while mostly generating positive returns, underperformed the overall market for the period.

We continue to emphasize larger-capitalized stocks in the Fund that generally are ranked in the higher categories of 1, 2 or 3 in the Value Line Timeliness Ranking System. The Fund ended the period with overweighted positions in the technology, healthcare, consumer discretionary and materials sectors, while being underweighted in the financials, consumer staples and energy sectors.

We believe the current environment is especially conducive to a well-diversified portfolio. Our goal is to generate solid returns through capital growth across economic cycles.

Thank you for investing with the Value Line Funds.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Mark Spellman
Mark Spellman, Portfolio Manager

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Larger Companies Fund, Inc.

Companies Fund Shareholders

Economic Highlights (unaudited)

The first half of 2012 saw a robust U.S. stock market, with the S&P 500 returning 9.49% for the period. The strength of the market was evident despite some strong headwinds, including a weakening outlook for global economic growth. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Italy, and Spain. Tough austerity measures have been implemented but it is still unclear as to the timetable for the resolution of the debt crisis most severely affecting southern Europe.

At home, GDP grew 2.0% for the first quarter of the year, slowing to 1.5% for the second quarter. A sluggish labor market remains the primary stumbling block for the U.S. economy which seems to be in the summer doldrums. Employment growth averaged 75,000 per month in the second quarter, down from a monthly average of 226,000 in the first quarter. The higher jobs number of the first quarter did allow for a modest improvement in the overall unemployment rate, dropping from 8.5% at year-end 2011 to 8.2% on June 30, 2012.

Weakness in overall job creation has led to a decline in consumer confidence in 5 of the last 6 months. However, despite this decline in consumer confidence, consumers have reported no plans to slash their spending, although spending dropped slightly in May, the first drop in 11 months. It is critical that consumers continue to spend as they account for 70% of economic activity. Falling prices at the pump may continue to provide spending support for this critical component of economic growth.

In addition to lower gas prices, the housing market has been a bit of a bright spot for the consumer, albeit in selective areas of the country. There have been recent signs of recovery including sales of new single family homes in May that were at its highest level in more than two years. May’s much bigger than expected increase also reduced the supply of newly built houses to its lowest point since before the housing crisis. While homebuilding is unlikely to take off until the unemployment rate recedes, the reduced supply of homes may pave the way for some firming of housing prices.

U.S. Treasury bond prices also defied those investors expecting a weakened performance from the U.S. government’s loss of it AAA rating last year from the Standard and Poor’s rating agency. The other major rating agencies, Moody’s and Fitch, maintained their AAA ratings for U.S. government debt. Many investors were drawn to the relative safety of U.S. Treasury bonds amidst the uncertainty of world economic events. While the 10-year U.S. Treasury bond hovered around a 2% yield in the first quarter, it had touched a 1.5% yield by June.

Value Line Larger Companies Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	paid during
	account value	account value	period 1/1/12
	1/1/12	6/30/12	thru 6/30/12*
Actual	$1,000.00	$1,079.60	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Larger Companies Fund, Inc.

Portfolio Highlights at June 30, 2012 (Unaudited)

Ten Largest Holdings

			Percentage of
Issue	Shares	Value	Net Assets
Apple, Inc.	6,500	$3,796,000	2.1%
Starbucks Corp.	55,000	$2,932,600	1.6%
U.S. Bancorp	82,000	$2,637,120	1.4%
Union Pacific Corp.	22,000	$2,624,820	1.4%
Visa, Inc. Class A	21,000	$2,596,230	1.4%
International Business Machines Corp.	13,000	$2,542,540	1.4%
Walt Disney Co. (The)	51,000	$2,473,500	1.3%
BCE, Inc.	59,000	$2,430,800	1.3%
UnitedHealth Group, Inc.	41,000	$2,398,500	1.3%
Comcast Corp. Class A	76,000	$2,386,400	1.3%

Asset Allocation - Percentage of Net Assets

Sector Weightings - Percentage of Total Investment Securities

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.8%)

	CONSUMER DISCRETIONARY (16.3%)
5,000	AutoZone, Inc. *	$1,835,850
32,000	Coach, Inc.	1,871,360
76,000	Comcast Corp. Class A	2,386,400
44,000	DIRECTV Class A *	2,148,080
40,000	Las Vegas Sands Corp.	1,739,600
24,000	McDonald’s Corp.	2,124,720
19,000	NIKE, Inc. Class B	1,667,820
3,500	Priceline.com, Inc. *	2,325,820
55,000	Starbucks Corp.	2,932,600
39,000	Target Corp.	2,269,410
50,000	TJX Companies, Inc. (The)	2,146,500
42,000	Viacom, Inc. Class B	1,974,840
51,000	Walt Disney Co. (The)	2,473,500
31,000	Yum! Brands, Inc.	1,997,020
		29,893,520
	CONSUMER STAPLES (3.5%)
24,000	Costco Wholesale Corp.	2,280,000
31,000	PepsiCo, Inc.	2,190,460
66,000	Sysco Corp.	1,967,460
		6,437,920
	ENERGY (7.3%)
18,000	Chevron Corp.	1,899,000
41,000	Enterprise Products Partners L.P.	2,100,840
19,000	EOG Resources, Inc.	1,712,090
26,000	Exxon Mobil Corp.	2,224,820
39,000	Hess Corp.	1,694,550
29,000	Schlumberger Ltd.	1,882,390
45,000	TransCanada Corp. (1)	1,885,500
		13,399,190
	FINANCIALS (5.8%)
11,000	BlackRock, Inc.	1,868,020
43,000	Capital One Financial Corp.	2,350,380
50,000	JPMorgan Chase & Co.	1,786,500
23,700	M&T Bank Corp.	1,956,909
82,000	U.S. Bancorp	2,637,120
		10,598,929
	HEALTH CARE (18.0%)
40,000	Aetna, Inc.	1,550,800
51,000	Agilent Technologies, Inc.	2,001,240

Shares		Value
25,000	Allergan, Inc.	$2,314,250
27,000	Amgen, Inc.	1,972,080
14,500	Biogen Idec, Inc. *	2,093,510
66,000	Bristol-Myers Squibb Co.	2,372,700
40,000	Express Scripts Holding Co. *	2,233,200
36,000	Gilead Sciences, Inc. *	1,846,080
24,000	McKesson Corp.	2,250,000
34,400	Novartis AG ADR	1,922,960
15,000	Novo Nordisk A/S ADR	2,180,100
36,000	Stryker Corp.	1,983,600
46,000	Teva Pharmaceutical Industries Ltd. ADR	1,814,240
37,000	Thermo Fisher Scientific, Inc.	1,920,670
41,000	UnitedHealth Group, Inc.	2,398,500
31,000	Watson Pharmaceuticals, Inc. *	2,293,690
		33,147,620
	INDUSTRIALS (9.8%)
28,000	Boeing Co. (The)	2,080,400
25,000	Canadian National Railway Co.	2,109,500
39,000	Danaher Corp.	2,031,120
47,000	Expeditors International of Washington, Inc.	1,821,250
22,000	FedEx Corp.	2,015,420
7,000	Precision Castparts Corp.	1,151,430
45,000	Tyco International Ltd.	2,378,250
22,000	Union Pacific Corp.	2,624,820
25,000	United Technologies Corp.	1,888,250
		18,100,440
	INFORMATION TECHNOLOGY (26.3%)
37,000	Accenture PLC Class A	2,223,330
49,000	Altera Corp.	1,658,160
6,500	Apple, Inc. *	3,796,000
82,000	ARM Holdings PLC ADR (1)	1,950,780
15,000	Baidu, Inc. ADR *	1,724,700
38,000	Check Point Software Technologies Ltd. *	1,884,420
17,000	Citrix Systems, Inc. *	1,426,980
34,000	Cognizant Technology Solutions Corp. Class A *	2,040,000
48,000	eBay, Inc. *	2,016,480
85,000	EMC Corp. *	2,178,550
1,000	Facebook, Inc. Class A * (1)	31,120
4,000	Google, Inc. Class A *	2,320,280

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

June 30, 2012

Shares		Value
86,000	Intel Corp.	$2,291,900
13,000	International Business Machines Corp.	2,542,540
40,000	Intuit, Inc.	2,374,000
43,071	Motorola Solutions, Inc.	2,072,146
45,000	NetApp, Inc. *	1,431,900
68,000	Oracle Corp.	2,019,600
36,000	QUALCOMM, Inc.	2,004,480
34,000	SAP AG ADR (1)	2,018,240
54,000	TE Connectivity Ltd.	1,723,140
63,000	Texas Instruments, Inc.	1,807,470
21,000	Visa, Inc. Class A	2,596,230
23,000	VMware, Inc. Class A *	2,093,920
		48,226,366
	MATERIALS (7.2%)
22,000	Air Products & Chemicals, Inc.	1,776,060
42,000	Barrick Gold Corp.	1,577,940
27,000	BHP Billiton Ltd. ADR (1)	1,763,100
37,000	E.I. du Pont de Nemours & Co.	1,871,090
34,000	Ecolab, Inc.	2,330,020
26,000	Monsanto Co.	2,152,280
40,000	Potash Corporation of Saskatchewan, Inc.	1,747,600
		13,218,090
	TELECOMMUNICATION SERVICES (2.5%)
80,000	America Movil SAB de C.V. Series L, ADR	2,084,800
59,000	BCE, Inc.	2,430,800
		4,515,600
	UTILITIES (1.1%)
85,000	Duke Energy Corp.	1,960,100
	TOTAL COMMON STOCKS (COST $139,672,295) (97.8%)	179,497,775

Principal
Amount		Value
SHORT-TERM INVESTMENTS (2.1%)

	REPURCHASE AGREEMENTS (2.1%)
$3,800,000	With Morgan Stanley, 0.14%, dated 06/29/12, due 07/02/12, delivery value $3,800,044 (collateralized by $3,400,000 U.S. Treasury Notes 3.1250% due 05/15/21, with a value of $3,888,796)	$3,800,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,800,000) (2.1%)	3,800,000

Shares		Value
COLLATERAL FOR SECURITIES ON LOAN (3.2%)
5,901,500	Value Line Funds Collateral Account	5,901,500

	TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $5,901,500) (3.2%)	5,901,500

	TOTAL INVESTMENT SECURITIES (103.1%)
	(Cost $149,373,795)	189,199,275

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.1%)		(5,608,026)

NET ASSETS (100%)		$183,591,249

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($183,591,249 ÷ 9,811,809 shares outstanding)		$18.71

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2012, the market value of the securities on loan was $6,007,205.
ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Statement of Assets and Liabilities at June 30, 2012 (unaudited)

Assets:
Investment securities, at value (Cost - $145,573,795) (securities on loan, at value, $6,007,205)	$185,399,275
Repurchase agreement (Cost - $3,800,000)	3,800,000
Cash	243,737
Interest and dividends receivable	190,560
Prepaid expenses	24,157
Receivable for securities lending income	5,288
Receivable for capital shares sold	1,813
Total Assets	189,664,830

Liabilities:
Payable upon return of collateral for securities on loan	5,901,500
Payable for capital shares redeemed	5,063
Accrued expenses:
Advisory fee	106,858
Other	60,160
Total Liabilities	6,073,581
Net Assets	$183,591,249

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 9,811,809 shares)	$9,811,809
Additional paid-in capital	182,089,348
Undistributed net investment income	1,755,522
Accumulated net realized loss on investments and foreign currency	(49,891,343)
Net unrealized appreciation of investments and foreign currency translations	39,825,913
Net Assets	$183,591,249

Net Asset Value, Offering and Redemption Price per Outstanding Share ($183,591,249 ÷ 9,811,809 shares outstanding)	$18.71

Statement of Operations
for the Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $53,640)	$1,513,586
Securities lending income	5,430
Interest	2,284
Total Income	1,521,300

Expenses:
Advisory fee	700,634
Service and distribution plan fees	233,545
Auditing and legal fees	66,498
Transfer agent fees	54,293
Printing and postage	39,807
Directors’ fees and expenses	19,380
Registration and filing fees	14,108
Custodian fees	13,921
Insurance	11,999
Other	15,845
Total Expenses Before Fees Waived and Custody Credits	1,170,030
Less: Service and Distribution Plan Fees Waived	(233,545)
Less: Custody Credits	(72)
Net Expenses	936,413
Net Investment Income	584,887
Net Realized and Unrealized Gain on Investments and Foreign Exchange Transactions:
Net Realized Gain	1,265,486
Change in Net Unrealized Appreciation/(Depreciation)	12,426,468
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	13,691,954
Net Increase in Net Assets from Operations	$14,276,841

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2012 (unaudited) and for the Year Ended December 31, 2011

	Six Months Ended
	June 30, 2012	Year Ended
	(unaudited)	December 31, 2011
Operations:
Net investment income	$584,887	$1,179,527
Net realized gain on investments and foreign currency	1,265,486	12,657,618
Change in net unrealized appreciation/(depreciation)	12,426,468	(14,145,452)
Net increase/(decrease) in net assets from operations	14,276,841	(308,307)

Distributions to Shareholders:
Net investment income	—	(848,007)

Capital Share Transactions:
Proceeds from sale of shares	1,252,229	4,074,940
Proceeds from reinvestment of dividends to shareholders	—	809,225
Cost of shares redeemed	(10,721,237)	(24,468,360)
Net decrease in net assets from capital share transactions	(9,469,008)	(19,584,195)
Total Increase/(Decrease) in Net Assets	4,807,833	(20,740,509)
Net Assets:
Beginning of period	178,783,416	199,523,925
End of period	$183,591,249	$178,783,416
Undistributed net investment income, at end of period	$1,755,522	$1,170,635

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Larger Companies Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose sole investment objective is to realize capital growth.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 - Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$179,497,775	$0	$0	$179,497,775
Short-Term Investments	0	3,800,000	0	3,800,000
Collateral for Securities on Loan	0	5,901,500	0	5,901,500
Total Investments in Securities	$179,497,775	$9,701,500	$0	$189,199,275

Value Line Larger Companies Fund, Inc.

June 30, 2012

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the six months ended June 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended June 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended December 31, 2008 through December 31, 2011), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(I) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred.

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

Value Line Larger Companies Fund, Inc.

June 30, 2012

As of June 30, 2012, the Fund loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

Total
Collateral
Value of	Value of	(including
Securities	Cash	Calculated
Loaned	Collateral	Mark)
$6,007,205	$5,901,500	$6,141,750

(J) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
	(unaudited)	December 31, 2011
Shares sold	67,349	220,351
Shares issued to shareholders in reinvestment of dividends and distributions	—	47,021
Shares redeemed	(568,924)	(1,374,704)
Net decrease	(501,575)	(1,107,332)
Dividends per share from net investment income	$—	$0.0825

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended
June 30, 2012
(unaudited)
Purchases:
Investment Securities	$20,373,518
Sales:
Investment Securities	$32,127,255

4. Income Taxes

At June 30, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$149,373,795
Gross tax unrealized appreciation	$44,293,306
Gross tax unrealized depreciation	(4,467,826)
Net tax unrealized appreciation on investments	$39,825,480

5. Investment Advisory Fees, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $700,634 before fee waivers was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2012. This was computed at an annual rate of 0.75% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2012, fees amounting to $233,545, before fee waivers, were accrued under the Plan. Effective May 1, 2007 through June 30, 2013, the Distributor contractually agreed to waive the Fund’s 12b-1 fee for one year periods. For the six months ended June 30, 2012, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2012, the Fund’s expenses were reduced by $72 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At June 30, 2012, the officers and directors of the Fund as a group owned 558 shares, representing less than 1% of the outstanding shares.

Value Line Larger Companies Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2012		Years Ended December 31,
	(unaudited)		2011		2010		2009	2008	2007
Net asset value, beginning of period	$17.34		$17.47		$15.40		$13.18	$21.63	$21.37
Income from investment operations:
Net investment income	0.07		0.12		0.09		0.10	0.09	0.11
Net gains or (losses) on securities (both realized and unrealized)	1.30		(0.17)		2.08		2.22	(8.34)	3.15
Total from investment operations	1.37		(0.05)		2.17		2.32	(8.25)	3.26

Less distributions:
Dividends from net investment income	—		(0.08)		(0.10)		(0.10)	(0.03)	(0.08)
Distributions from net realized gains	—		—		—		—	(0.17)	(2.92)
Total distributions	—		(0.08)		(0.10)		(0.10)	(0.20)	(3.00)
Net asset value, end of period	$18.71		$17.34		$17.47		$15.40	$13.18	$21.63

Total return	7.96	%(1)	(0.27	) %	14.09%		17.62%	(38.12)%	15.55%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$183,591		$178,783		$199,524		$202,454	$191,950	$304,192
Ratio of expenses to average net assets(2)	1.25	%(3)	1.25%		1.21	%(4)	1.26%	1.18%	1.13%
Ratio of expenses to average net assets(5)	1.00	%(3)	1.00%		0.92	%(6)	1.01%	0.93%	0.88%
Ratio of net investment income to average net assets	0.62	%(3)	0.60%		0.44%		0.62%	0.53%	0.47%
Portfolio turnover rate	13	%(1)	30%		153%		157%	157%	112%

(1)	Not annualized.
(2)
Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits but exclusive of the fee waivers, would have been 1.17% for the year ended December 31, 2008 and would not have changed for the other periods shown.

(3)	Annualized.
(4)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(5)	Ratio reflects expenses net of the service and distribution fees by the Distributor, but exclusive of the custody credit arrangement.
(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Larger Companies Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 12 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Other
		Length of	Principal Occupation	Directorships
Name, Address, and YOB	Position	Time Served	During the Past 5 Years	Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line Larger Companies Fund, Inc.

Management of the Fund

Other
		Length of	Principal Occupation	Directorships
Name, Address, and YOB	Position	Time Served	During the Past 5 Years	Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of the Value Line Funds since June 2009; President of Northern Lights Compliance Services, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004-2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Larger Companies Fund, Inc.

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Value Line Larger Companies Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2012